Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity
Schedule of remaining new shares held in treasury under management compensation plan

	2023		2022
Treasury shares	Shares	USD	Shares	USD
At January 1	2,396,015	4,600	2,485,445	4,772
Transfer of treasury shares to executives and key employees	(144,892)	(278)	(89,430)	(172)
At December 31	2,251,123	4,322	2,396,015	4,600

Schedule of movements of other reserves

	2023	2022	2021
At the beginning of the year	(1,314,025)	(1,321,211)	(1,321,142)
Change in participations (*)	12	6,682	1,433
Share-based compensation reserve (Note 30)	1,055	667	1,020
Execution of share-based compensation reserve	(949)	(510)	(2,520)
Remeasurement of defined benefit obligations net for income tax	19	347	(2)
	(1,313,888)	(1,314,025)	(1,321,211)

(*) This consists mainly in change in participations in Corporación América S.A., see Note 25 e).

Schedule of movements of the reserve of other comprehensive income / (loss)

					Transfer from
		Remeasurement	Share of other	Income	shareholders
	Currency	of defined	comprehensive	Tax	equity – currency
	translation	benefit	loss from	effect	translation
	adjustments	obligations (*)	associates	(*)	differences	Total

Balances at January 1, 2023	(273,378)	520	(41,169)	(122)	63,402	(250,747)
Other comprehensive income/(loss) for the year	(231,637)	12	(70)	7	—	(231,688)
For the year ended December 31, 2023	(505,015)	532	(41,239)	(115)	63,402	(482,435)
Balances at January 1, 2022	(343,837)	120	(41,212)	(69)	63,402	(321,596)
Other comprehensive income/(loss) for the year	70,459	400	43	(53)	—	70,849
For the year ended December 31, 2022	(273,378)	520	(41,169)	(122)	63,402	(250,747)

Balances at January 1, 2021	(439,407)	92	(41,267)	(39)	63,402	(417,219)
Other comprehensive income/(loss) for the year	95,570	28	55	(30)	—	95,623
For the year ended December 31, 2021	(343,837)	120	(41,212)	(69)	63,402	(321,596)

(*) Income tax relating to OCI amounts to Remeasurement of defined benefit obligations. The movement was recognized as other comprehensive income / (loss) of other reserves.

Schedule of movements of the non- controlling interest

	2023	2022	2021
At the beginning of the year	146,274	303,877	315,876
Shareholder contributions (1)	9,424	24,170	11,475
Loss for the year	(13,039)	(2,531)	(63,221)
Redemption of preferred shares (f)	—	(182,336)	—
Other comprehensive (loss) / income
Currency translation	(50,047)	20,646	43,071
Remeasurement of defined benefit obligations	(20)	616	69
Reserve for income tax	5	(104)	(41)
	(50,062)	21,158	43,099
Changes in non-controlling interest
Changes in the participations –acquisitions (2)	(12)	(6,682)	(991)
Dividends paid	(13,656)	(11,382)	(2,361)
	(13,668)	(18,064)	(3,352)
Non-controlling interest at the end of the year	78,929	146,274	303,877

(1) Corresponds mainly to contributions made by the non-controlling interest in ICAB.

(2) In 2022 and 2021, corresponds mainly to contributions of Cedicor S.A. in Corporación América S.A. capitalized on December 1, 2022 and December 16, 2021, increasing its participation from 96.18% to 97.22% in 2022 and from 95.80% to 96.18% in 2021.